Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

21. Subsequent Events

                Acquisition of Gateway Medical Pharmacy Inc.

Subsequent to year- end, on March 11, 2025, the Company acquired 100% of the outstanding shares of Gateway Medical Pharmacy Inc. (“Gateway Pharmacy”), an independent retail pharmacy located in Portland, Oregon, in exchange for total consideration of $580,000 USD. Gateway Pharmacy is located within a high traffic medical office building, which also contains multiple healthcare clinics and centers. In addition to servicing regular retail customers, Gateway Pharmacy also services multiple long-term care facilities and provides non-sterile compounding services. The acquisition of Gateway Pharmacy is expected to help enhance the retail pharmacy operating segment of the Company, and is expected to increase annual net revenue by approximately $3 million,  however due to the complexity of integrating the pharmacy into its current operations, a precise estimate of the overall financial impact cannot be made at this time.

         Signing of West Olympia Pharmacy, PLLC Purchase Agreement

Subsequent to year-end, on April 10, 2025, the Company signed an agreement to acquire 100% membership interest of West Olympia Pharmacy, PLLC (“West Olympia Pharmacy”), an independent retail pharmacy located in West  Olympia, Washington, in exchange for total consideration of $975,000 USD. Upon signing of the agreement, $50,000 USD was paid by the Company to the seller, with $865,000 USD to be paid to the seller upon closing of the transaction. The closing of the agreement is contingent upon the successful transfer of the seller’s licenses to the Company. Upon completion of this transfer, the Company will assume the associated risks and rewards of ownership related to the acquisition. Twelve months following the transaction’s closing date, the Company is obligated to pay the seller an additional $60,000 USD, subject to reduction by any liabilities settled by the Company on the seller’s behalf.